Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible Assets

Intangible assets as of December 31, 2013 and 2014 (in thousands):

	Average Remaining Useful Life	December 31,
		2013	2014
Acquired technology	14 Months	$745	$745
Acquired intellectual property	27 Months	—	80
Accumulated amortization		(598)	(736)

Total		$147	$89

The estimated useful life of acquired technology and intellectual property is three years. The Company evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Amortization expense related to intangible assets was $224 thousand in 2012, $359 thousand in 2013, and $138 thousand in 2014. Amortization expense of acquired technology is included in cost of subscription revenue in the consolidated statements of operations. Amortization expense of acquired intellectual property is included in sales and marketing expense in the consolidated statements of operations. Estimated future amortization expense for intangible assets as of December 31, 2014 is as follows:

Years ended December 31,	Amortization Expense
(in thousands)
2015	$52
2016	31
2017	6

Total	$89